Accounts receivable (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts receivable
Accounts receivable, gross	€ 607,359		€ 883,209
Allowance for doubtful receivables	(2,071)		(2,582)		(1,945)
Accounts receivable, net	605,288		880,627
Allowance for doubtful receivables
Allowance for doubtful receivables, Beginning Balance	(2,582)		(1,945)
Addition for the year	(458)	[1]	(849)	[1]	1,256
Utilization of the provision	969		212
Allowance for doubtful receivables, Ending Balance	€ (2,071)		€ (2,582)		€ (1,945)

[1]	Addition for the year is recorded in cost of sales.